Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate	$ 31,844	$ 8,154	$ 199
State blended statutory rate	8,497	2,176	53
LLC flow-through structure	0	(10,340)	(252)
Income taxed to owners of noncontrolling interests	(21,762)	0	0
Foreign tax impact	227	10	1,321
Change in fair value of warrant liability	(19,669)	0	0
Other permanent items	901	0	0
R&D credit	(751)	0	0
Change in valuation allowance	112	0	0
Total income tax (benefit) expense	$ (601)	$ 0	$ 1,321
Effective income tax rate	(0.40%)	0.00%	139.64%